UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tiger Management L.L.C.

Address:   101 Park Avenue
           New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elouise P. Manhertz
Title: Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:

/s/Elouise Manhertz               New York, New York        November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $298,640
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


COLUMN 1                   COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                                                           VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP       (X$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
ALVARION LTD                 SHS              M0861T100     1,799     977,665 SH           SOLE        1        977,665   0     0
APPLE INC                    CALL             037833100     2,838      10,000     CALL     SOLE        1         10,000   0     0
APPLE INC                    COM              037833100    36,201     127,580 SH           SOLE        1        127,580   0     0
BEST BUY INC                 CALL             086516101    24,498     600,000     CALL     SOLE        1        600,000   0     0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109    11,838     452,000 SH           SOLE        1        452,000   0     0
CANADIAN NAT RES LTD         COM              136385101    13,722     396,800 SH           SOLE        1        396,800   0     0
CARDIOME PHARMA CORP         COM NEW          14159U202    13,283   2,177,615 SH           SOLE        1      2,177,615   0     0
CARNIVAL CORP                PAIRED CTF       143658300       380       9,950 SH           SOLE        1          9,950   0     0
DIGITALGLOBE INC             COM NEW          25389M877     3,800     125,000 SH           SOLE        1        125,000   0     0
E M C CORP MASS              COM              268648102    13,526     666,000 SH           SOLE        1        666,000   0     0
GOLDMAN SACHS GROUP INC      CALL             38141G104    14,819     102,500     CALL     SOLE        1        102,500   0     0
GOLDMAN SACHS GROUP INC      COM              38141G104    24,550     169,800 SH           SOLE        1        169,800   0     0
GOOGLE INC                   COM              38259P508    19,954      37,950 SH           SOLE        1         37,950   0     0
LCA-VISION INC               COM PAR $.001    501803308     8,994   1,614,796 SH           SOLE        1      1,614,796   0     0
MASTERCARD INC               CL A             57636Q104    19,573      87,380 SH           SOLE        1         87,380   0     0
NEXEN INC                    COM              65334H102    12,179     605,600 SH           SOLE        1        605,600   0     0
RYANAIR HOLDINGS PLC         SPONSORED ADR    783513104     4,098     133,022 SH           SOLE        1        133,022   0     0
SEALED AIR CORP NEW          COM              81211K100     1,093      48,600 SH           SOLE        1         48,600   0     0
SNAP ON INC                  COM              833034101    15,999     344,000 SH           SOLE        1        344,000   0     0
SONOCO PRODS CO              COM              835495102       798      23,870 SH           SOLE        1         23,870   0     0
SUNCOR ENERGY INC NEW        COM              867224107     2,230      68,500 SH           SOLE        1         68,500   0     0
THERAVANCE INC               COM              88338T104     5,784     287,763 SH           SOLE        1        287,763   0     0
TIME WARNER CABLE INC        COM              88732J207    15,711     291,000 SH           SOLE        1        291,000   0     0
VISA INC                     COM CL A         92826C839    17,303     233,000 SH           SOLE        1        233,000   0     0
WUXI PHARMATECH CAYMAN INC   SPONS ADR SHS    929352102    13,670     796,621 SH           SOLE        1        796,621   0     0

                                                          298,640



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